Operating profit - Restructuring costs (Details) - USD ($) $ in Millions	12 Months Ended			29 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Restructuring programmes
Total charge	$ 467	$ 717	$ 1,283
Impairment loss (reversal of impairment loss) on property, plant and equipment included in restructuring costs	7	(4)	343
Impairment loss (reversal of impairment loss) on right of use assets included in restructuring costs	13	0	0
Impairment loss (reversal of impairment loss) on intangible assets included in restructuring costs	0	(17)	16
Severance costs
Restructuring programmes
Total charge	57	187	217
Accelerated depreciation and impairment
Restructuring programmes
Total charge	68	135	371
Other restructuring
Restructuring programmes
Total charge	342	395	695
Post Alexion Acquisition Group Review restructuring programme
Restructuring programmes
Total charge	362			$ 2,067
Cost of sales
Restructuring programmes
Total charge	109	266	722
Cost of sales | Rationalisation of manufacturing capacity and footprint
Restructuring programmes
Total charge	109
Distribution expense
Restructuring programmes
Total charge		2
Research and development expense
Restructuring programmes
Total charge	212	111	223
Research and development expense | Transformation of clinical, regulatory and other R&D data and systems
Restructuring programmes
Total charge	212
Selling, general and administrative costs
Restructuring programmes
Total charge	207	405	$ 338
Selling, general and administrative costs | HR, Finance, IT, other integration and severance costs
Restructuring programmes
Total charge	207
Other operating income and expense
Restructuring programmes
Income from disposal of assets offset against the expense of restructuring activities	61
Reversal of expense of restructuring activities	$ (61)	$ (67)